Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1],[2]	$ 5,642
Ending balance	[1],[2]	5,252	$ 5,642
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,517	12,236
Additions		684	660
Disposals/Retirements		(631)	(2,738)
Foreign currency adjustments and other		(203)	359
Ending balance		10,367	10,517
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,875)	(6,536)
Depreciation		730	801
Disposals/Retirements		372	2,605
Foreign currency adjustments and other		(118)	143
Ending balance		(5,115)	(4,875)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,127
Ending balance		1,073	1,127
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,813	1,677
Additions		120	97
Disposals/Retirements		(149)	(64)
Foreign currency adjustments and other		(48)	103
Ending balance		1,736	1,813
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(686)	(637)
Depreciation		49	44
Disposals/Retirements		50	4
Foreign currency adjustments and other		(22)	9
Ending balance		(663)	(686)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		541
Ending balance		519	541
Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,809	2,362
Additions		232	161
Disposals/Retirements		(183)	(781)
Foreign currency adjustments and other		(78)	67
Ending balance		1,780	1,809
Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,268)	(1,777)
Depreciation		94	104
Disposals/Retirements		75	748
Foreign currency adjustments and other		(26)	135
Ending balance		(1,261)	(1,268)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		324
Ending balance		271	324
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		705	2,205
Additions		73	130
Disposals/Retirements		(155)	(1,657)
Foreign currency adjustments and other		10	27
Ending balance		633	705
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(381)	(1,933)
Depreciation		140	161
Disposals/Retirements		145	1,655
Foreign currency adjustments and other		(14)	(58)
Ending balance		(362)	(381)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		702
Ending balance		689	702
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,854	1,795
Additions		134	129
Disposals/Retirements		(67)	(118)
Foreign currency adjustments and other		(44)	48
Ending balance		1,877	1,854
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,152)	(1,117)
Depreciation		116	113
Disposals/Retirements		40	92
Foreign currency adjustments and other		(40)	14
Ending balance		(1,188)	(1,152)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,948
Ending balance		2,700	2,948
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,336	4,197
Additions		125	143
Disposals/Retirements		(77)	(118)
Foreign currency adjustments and other		(43)	114
Ending balance		4,341	4,336
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,388)	(1,072)
Depreciation		331	379
Disposals/Retirements		62	106
Foreign currency adjustments and other		(16)	43
Ending balance		$ (1,641)	$ (1,388)

[1]	Includes $36 (2023 – $38) of investment property.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.